Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2023
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

Our Subsidiary Banks have entered into repurchase agreements with individual customers of the Subsidiary Banks. The purchasers have agreed to resell to the Subsidiary Banks identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed securities and averaged $469,152,000 and $476,877,000 during 2023 and 2022, respectively, and the maximum amount outstanding at any month end during 2023 and 2022 was $544,418,000 and $513,368,000, respectively.

Further information related to repurchase agreements at December 31, 2023 and 2022 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate

	(Dollars in Thousands)
December 31, 2023 term:
Overnight agreements	$667,647	$587,673	$518,650	3.76%
1 to 29 days	24,842	20,454	10,696	4.50
30 to 90 days	—	—	—	—
Over 90 days	1,623	1,574	1,070	4.00
Total	$694,112	$609,701	$530,416	3.78%
December 31, 2022 term:
Overnight agreements	$664,491	$559,637	$419,703	1.61%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	20,852	16,968	11,488	1.32
Total	$685,343	$576,605	$431,191	1.60%

The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.